Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31, 2019	December 31, 2020	June 30, 2021
			(unaudited)
Leasehold improvements	$6,945	$9,143	$8,412
Computer and other equipment	4,111	5,630	6,337
Furniture and fixtures	1,411	2,107	2,087
	12,467	16,880	16,836
Less: Accumulated depreciation	(3,727)	(6,596)	(7,494)
Total property and equipment, net	$8,740	$10,284	$9,342
Property and equipment depreciation expense for the years ended December 31, 2019 and 2020 and for the six months ended June 30, 2020 and 2021, totaled $2.1 million, $3.6 million, $1.6 million and $2.0 million, respectively.
Additionally, 97.2%, 92.7% and 92.8% of the Company’s property and equipment were located in the United States and 2.8%, 7.3% and 7.2% were located in various international jurisdictions, as of December 31, 2019, December 31, 2020 and June 30, 2021, respectively.